UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07664

Name of Fund:	BlackRock California Investment Quality Municipal Trust, Inc. (RAA)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock California Investment Quality Municipal Trust, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock California Investment Quality Municipal Trust Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 135.0%	California Educational Facilities Authority Revenue Bonds (Stanford University), Series Q, 5.25%, 12/01/32	$ 500	$ 496,595
	California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25%, 11/15/46	500	410,065
	California Infrastructure and Economic Development Bank, Revenue Refunding Bonds (The Salvation Army - Western Territory), 5%, 9/01/27 (a)	500	472,550
	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), AMT, Series A-2, 5.40%, 4/01/25	500	363,400
	California Rural Home Mortgage Finance Authority, S/F Mortgage Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series A, 5.40%, 12/01/36 (b)(c)(d)	480	421,426
	California State, GO, 5.75%, 3/01/19	40	40,352
	California State, GO, Refunding, 5%, 9/01/32	1,000	899,680
	California State Public Works Board, Lease Revenue Bonds (Department of Corrections), Series H, 5%, 11/01/31	500	438,625
	California State University, Systemwide Revenue Refunding Bonds, Series C, 5%, 11/01/38 (e)	625	553,500
	California Statewide Communities Development Authority Revenue Bonds (Catholic Healthcare West), Series E, 5.50%, 7/01/31	250	221,617
	California Statewide Communities Development Authority, Revenue Refunding Bonds (Kaiser Hospital Asset Management, Inc.), Series C, 5.25%, 8/01/31	500	424,135
	California Statewide Communities Development Authority, Revenue
	Refunding Bonds (Kaiser Permanente), Series A, 5%, 4/01/31	500	413,630
	Chabot-Las Positas, California, Community College District, GO (Election of 2004), Series B, 5%, 8/01/31 (a)	500	458,630
	Chino Basin, California, Regional Financing Authority, Revenue Refunding Bonds (Inland Empire Utility Agency), Series A, 5%, 11/01/33 (a)	500	440,370
	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series B, 5%, 12/01/27	320	251,171
	Chula Vista, California, IDR (San Diego Gas and Electric Company), AMT, Series D, 5%, 12/01/27	275	215,850
	Contra Costa, California, Water District, Water Revenue Refunding Bonds, Series O, 5%, 10/01/24 (a)	600	585,822
	Desert, California, Community College District, GO, Series C, 5%, 8/01/37 (f)	510	461,101
	Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/35	285	250,033

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDR	Industrial Development Revenue Bonds
S/F	Single-Family

BlackRock California Investment Quality Municipal Trust Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Los Angeles, California, Department of Airports, Airport Revenue Refunding
	Bonds (Ontario International Airport), AMT, Series A, 5%, 5/15/26 (e)	$ 510	$ 404,807
	Los Angeles, California, Regional Airports Improvement Corporation, Lease
	Revenue Bonds (American Airlines, Inc.), AMT, Series B, 7.50%, 12/01/24	500	361,925
	Los Angeles, California, Water and Power Revenue Bonds (Power System),
	Sub-Series A-1, 5%, 7/01/35 (f)	500	448,500
	Los Angeles County, California, Community Facilities District Number 3,
	Special Tax Refunding Bonds (Improvement Area A), Series A, 5.50%,
	9/01/14 (f)	1,000	1,017,700
	Poway, California, Unified School District, Special Tax Bonds (Community
	Facilities District Number 6), 5.60%, 9/01/33	1,000	780,400
	San Bernardino County, California, Special Tax Bonds (Community Facilities
	District Number 2002-1), 5.90%, 9/01/33	1,000	787,270
	San Francisco, California, City and County Airport Commission, International
	Airport Revenue Refunding Bonds, AMT, 2nd Series, 6.75%, 5/01/19	175	177,214
	San Mateo County, California, Joint Powers Financing Authority, Lease Revenue
	Refunding Bonds (Youth Services Campus), Series A, 5%, 7/15/33	250	222,692
	Southern California HFA, S/F Mortgage Revenue Bonds, AMT, Series A, 5.80%,
	12/01/49 (b)(c)(d)	490	445,087
	Southern California Public Power Authority, Transmission Project Revenue
	Refunding Bonds, 5.50%, 7/01/20 (e)	40	40,062
	Stockton, California, Unified School District, GO (Election of 2005), 5%,
	8/01/31 (f)	500	461,030
	Tobacco Securitization Authority of Southern California, Asset-Backed
	Revenue Bonds, Senior Series A, 5.625%, 6/01/12 (g)	900	978,399
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds
	(Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (f)	750	670,305
	Vacaville, California, Unified School District, GO (Election of 2001), 5%,
	8/01/30 (e)	500	452,595
			15,066,538
Puerto Rico - 13.0%	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5%, 7/01/34	185	148,413
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (Ana G. Mendez University System
	Project), 5%, 3/01/26	700	511,630
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
	Revenue Bonds, Series E, 5.50%, 2/01/12 (g)	745	793,894
			1,453,937
	Total Municipal Bonds - 148.0%		16,520,475
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (h)
California - 4.1%	Santa Clara County, California, Financing Authority, Lease Revenue
	Refunding Bonds, Series L, 5.25%, 5/15/36	495	457,223
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 4.1%		457,223
	Total Long-Term Investments (Cost - $19,109,339) - 152.1%		16,977,698

BlackRock California Investment Quality Municipal Trust Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
CMA California Municipal Money Fund, 1.02% (i)(j)	1,333,448	$ 1,333,448
Total Short-Term Securities (Cost - $1,333,448) - 11.9%		1,333,448
Total Investments (Cost - $20,442,787*) - 164.0%		18,311,146
Other Assets Less Liabilities - 0.1%		16,426
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (3.0)%		(334,704)
Preferred Shares, at Redemption Value - (61.1)%		(6,827,236)
Net Assets Applicable to Common Shares - 100.0%		$ 11,165,632

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$20,119,530
Gross unrealized appreciation	$375,866
Gross unrealized depreciation	(2,513,959)
Net unrealized depreciation	$(2,138,093)

(a)	AMBAC Insured.
(b)	FHLMC Collateralized.
(c)	FNMA Collateralized.
(d)	GNMA Collateralized.
(e)	MBIA Insured.
(f)	FSA Insured.
(g)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	Represents the current yield as of report date.
(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA California Municipal Money Fund	801,312	$ 4,007

BlackRock California Investment Quality Municipal Trust Inc.
Schedule of Investments October 31, 2008 (Unaudited)

•	Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

	•	Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$1,333,448
Level 2	16,977,698
Level 3	-
Total	$18,311,146

Item 2 –	Controls and Procedures

2 (a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2 (b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Investment Quality Municipal Trust, Inc.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: December 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Investment Quality Municipal Trust, Inc.

Date: December 19, 2008